TRANSCRIPT – Looping Video for 2014 BCTD Legislative Conference

Text:
Sean McGarvey
President, Building and Construction Trades Dept., AFL-CIO

Sean McGarvey: Nobody knows better than the building trades what the country’s been through. Capital and jobs were hard to come by, and the investments that the Housing Investment Trust made in those projects that put our contractors and our members to work. The benefits of that, to people keeping their healthcare, keeping their housing, just builds confidence for the future.

Text:
Thomas Furkhart
Bricklayers and Waterproofers, Local 3, Boston, MA

Thomas Furkhart: It’s been hard the past couple of years. A lot of people saving their money instead of spending their money. It puts people to work, keeps them busy, puts food on the table.

Text:
Luis Ferreiro
BAC Local 1, Philadelphia, PA

Luis Ferreiro: It’s been a great opportunity to work here. I know times were rough, jobs were slow, and this was a good opportunity for every trade, just about, to be here.

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Martin J. Walsh
Mayor of Boston (Then Secretary-Treasurer, Boston Metropolitan District B.C.T.C.)

Martin Walsh: The staff at the Housing Trust has been absolutely incredible working with us and the Building Trades in Boston and the Boston area, and I know there are other projects that the Housing Trust has in, not just Boston, but in the state of Massachusetts, and it’s been very, very helpful. Also, we have a program called Building Pathways, which is an opportunity, for mostly people of color and women, to get into the Building Trades, and the Investment Trust made a commitment and a charitable contribution to that project, which I’m very grateful for, so thank you for keeping our mission moving forward.

Text:
HIT Construction Jobs Initiative
65 Projects
30 Cities
18,475 Union Construction Jobs
13,700 Additional Community Employment
21,276 Housing Units
$1.6 Billion HIT Financing
$3.6 Billion Total Development Cost
25,000 Union Construction Jobs by the End of 2015

Voiceover: The Great Recession hit the union Building Trades hard. Unemployment was as high as it was in the 1930’s. At the HIT, we knew we needed to act. And so we created the Construction Jobs Initiative, to put our Brothers and Sisters in the Building Trades back to work, all over the country. In five years, we have created almost 20,000 union construction jobs, and we’re well on our way to creating thousands more.

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Joshua E. Griefenhagen
Sprinkler Fitters, Local 417, Minneapolis, MN

Joshua E. Griefenhagen: It’s very important that we keep the economy moving and keep building the buildings so guys like me have a job to go to and we can keep feeding our families. It’s very important.

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Heather Polley
Laborers, Local 151, Boston, MA

Heather Polley: It’s very good for the economy. It’s good for the union – keep us busy.

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Gary Zuto
UA Local 638, New York, NY
The Dempsey, New York City

Gary Zuto: Well, prior to this job, I was out for about 5 months. It’s been great for me. My kids had a good Christmas this past year.

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Frank Ramallo
Laborers Local 79, New York, NY
The Douglass, New York City

Frank Ramallo: It means a lot. It pays my pension, my annuity, my rent and everything else.

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Jeff Aboussie
Executive Secretary-Treasurer, St. Louis B.C.T.C.

Jeff Aboussie: At time like this, where we’ve been suffering with some great economic depression, AFL HIT has definitely provided the jobs at this crucial time to put our members back to work.

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Thomas Villanova
President, Chicago and Cook County B.C.T.C

Thomas Villanova: With HIT – it puts our local members to work. We don’t have people coming in from out of state, somewhere else. They come from Chicago, from our building trades, and the project labor agreement says that it will be 100% union.

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Martin J. Walsh
Mayor of Boston (Then Secretary-Treasurer, Metropolitan District B.C.T.C.)

Martin J. Walsh: When the AFL Housing Trust steps up, one of the requirements is that it’s 100% union project, and the AFL Housing Trust has invested in dozens of projects in the Boston area, 100% with a project labor agreement. So I want to thank the AFL Housing Trust for that.

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Neal Hall
Business Manager, Colorado B.C.T.C.

Neal Hall: It’s a huge impact on my council. With an opportunity to bring in non-union contractors that are willing to work with us on these all-union projects. In fact we’ve been able to organize some of these contractors, to where when they were finished with our project, they decided they wanted to continue working with the unions, and that’s a great opportunity to organize.

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David Mauro
IBEW, Local 68, Denver, CO

David Mauro: I think it’s very important to have this electrical work here, with all the rest of the union people, because it shows the solidarity of all of us being together.

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Dan Malon
Plumbers, Local 34, St. Paul, MN

Dan Malon: We were all excited when we knew we had a big job like this going on in St. Paul. We like the work. It’s making our economy keep on rolling, you know? We’re all glad to be out here.

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Harry Melander
President, St. Paul B.C.T.C.

Our industry had really been struggling, but HIT has brought hundreds of jobs to the metro area and continues to do it. HIT is a great program.

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Mike Theriault
Secretary-Treasurer, San Francisco B.C.T.C.

Mike Theriault: Really, I’m telling people in San Francisco that it was the Housing Investment Trust that really got us going. I think, actually, they went way beyond what anybody could imagine. In the middle of the recession, they put people back to work.

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Matt Ferguson
IBEW, Local 292, Minneapolis, MN

Matt Ferguson: It creates jobs. That’s an awesome thing, being able to have a lot of different guys put to work, whereas they might be sitting at home. So, yeah, financing union jobs is a good thing.

Text
Edward Groome
IBEW, Local 98, Philadelphia, PA

Edward Groome: We have about 600 guys still out. I see a lot of cranes, and normally that’s a good sign, but to have that many guys out. That’s a lot of guys. I’m considering myself lucky to be working right now.

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Phil Sentner
UA, Local 690, Philadelphia, PA

Phil Sentner: Thanks to jobs like this, guys like me are getting back to work after being out of work a little while – past couple of years. It's a good thing we're doing here. Thank you, guys.

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Willie Jones
IUPAT, Local 1976, Philadelphia, PA

Willie Jones: It’s a fantastic job you’re doing, and keep up the good work. We need good union jobs out there.

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Ron Miller
Executive Secretary, Los Angeles/Orange Counties B.C.T.C.

Ron Miller: Well, we’re very happy to see the Housing Investment Trust come back into Los Angeles. With your help, it makes for good developments to help put our people back to work.

Text:
Michael Tramontana
Apprentice, Roofers, Local 30, Philadelphia, PA

Michael Tramontana: It’s been good having companies like this employing all of us and making sure that there’s always these jobs out there to keep doing. As long as they keep buying up the projects, we’ll always be here. I’m proud to be working on jobs like this, too – cutting edge buildings. It’s always nice to be part of the cutting edge things, being at the forefront of the business and the industry.

Text:

The HIT Investment Cycle
our vision of sustainable investment
1)	Union pension funds Invest in HIT
2)	HIT finances developments through guaranteed securities
3)	Construction securities provide competitive returns
4)	Construction projects generate good union jobs
5)	Union workers contribute to pension funds

Voiceover: The HIT invests union pension funds to finance development projects by purchasing construction securities, which in turn produce competitive returns for HIT investors. The projects generate union jobs, which allow workers to contribute to their pension funds, which are then invested back into the HIT.

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U.S. Senator Cory Booker
Then Mayor of Newark

Cory Booker: More than 30% of the hours in the construction here were being done by Newark residents. We made sure that pre-apprenticeship programs were being created at the same time to get our young people into those skilled trades, and I’m proud of that. This will be a project that’s really about getting Newarkers to work, getting Newarkers trained, getting Newarkers ready to ride the wave of incredible development that’s coming, and I want to thank you. Real jobs. Real benefits. Real careers.

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Steven Hertzel
Plumbers, Local 15, Minneapolis, MN

Steven Hertzel: It’s great to see a lot of new stuff going in Uptown. It was kind of stagnating for a while, and I can see that there’s a lot of projects going on, and it’ll keep a lot of people working for a while, give people a nice place to live.

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Joshua E. Griefenhagen
Sprinkler Fitters, Local 417, Minneapolis, MN

Joshua E. Griefenhagen: You know, with the retail space, in my opinion, coming in down here, it’s going to bring other jobs for some people around here. Plus, you know, with all the taxes and everything that a building like this would bring in - from the property taxes - in my opinion, that would also help the city. And then the facelift that all these new buildings around here, that they give the city, rather than, you know, just the old rustic look. You know, some of the new retro-type buildings. It gives it a nice look for people, you know, moving into the cities here. They may, you know, see this area and find interest just by the way, you know, the things look and they’d want to bring themselves down here.

Text (over Joshua E. Griefenhagen speaking):

The Ellipse
$26.1 Million HIT Financing
Minneapolis, MN

Flo-Co Fusion
$13.5 Million HIT Financing
Minneapolis, MN

Excelsior & Grand
$55.5 Million HIT Financing
Minneapolis, MN

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Velma Murphy Hill
Civil Rights and Labor Activist, Penn South Cooperator, New York, NY

Velma Murphy Hill: I think that this community, because we have the co-op here, is a better community. And I think that this investment will continue to make that possible, and we thank you a lot for it.

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Penn South
$134 Million HIT Investment
New York, NY

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Frank Callahan
President, Massachusetts B.C.T.C.

Frank Callahan: We’ve been able to put a lot of our members to work, which is one of our primary responsibilities, but it provides affordable housing, moves the local economy, allows us to put women, minorities, residents into our apprenticeship programs to provide those opportunities for them. It’s a benefit for the larger economy.

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Jeff Sanchez
Dock Builder, Local 1556, Newark, NJ

Jeff Sanchez: Seems like it’s definitely making the community a nice place to be. It’s offering the teachers affordable housing close to work. Seems like it’s a win-win situation.

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Mark Heskey
Laborers, Local 151, Boston, MA

Mark Heskey: It’s building the neighborhood of Allston-Brighton. We do have a lot of money over here, but it needs to be spread the right way. I mean, we need a lot more housing, and the more buildings you build here, the more work we get, and that means more money in our pockets so we can spend it throughout the neighborhood.

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Martin Schwartz
President, Essex County Building Trades

Martin Schwartz: What took place in this project as a whole with the building trades is that we actually built a community of individuals who came out of the city themselves by incorporating a pre-apprenticeship program which allowed us to take local city residents into the building trades and put them on this project site.

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Eric Guinyard
Laborers Steward, Local 3, Newark, NJ

Eric Guinyard: It’s a pleasure that we’re getting this opportunity to rebuild our city. It’s been long overdue, and now we’re revitalizing – providing jobs for the residents of Newark, and that way they can feel a part of it.

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Sterling Sloane
Laborers, Local 3, Newark, NJ

Sterling Sloane: Oh it’s is going to build it up and bring a lot of value to the downtown area, and it feels good. I can drive by and say “Look, I helped build this building here.” I do it all over the town. My girlfriend gets mad.

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John Parvensky
President, Colorado Coalition for the Homeless

John Parvensky: Well, our Stout Street Health Center and Lofts project is really a catalytic project, both for the organization and the community. It’ll double our capacity to provide integrated healthcare for homeless families and individuals and provide 78 supportive housing apartments up on the upper floors. So, together, it’ll make a dent in terms of ending homelessness here in the Denver community.

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Stout Street Health Center
$8.5 Million in New Markets Tax Credits
Denver, CO

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David Mauro
IBEW, Local 68, Denver, CO

David Mauro: I went to school right around the corner. Ebert Elementary. 24th and Glenarm. It pretty much helps the community because there’s a lot of people standing out on the corner when we leave every day, so they all need help, and there’s a lot of people that have children that need help too.

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Robert Kennedy
Resident, Old Colony, Boston, MA

Robert Kennedy: It seems like there’s been a weight lifted from my shoulders, as far as coming here. Because you don’t have people saying to you, ‘oh what do you want – you live in the projects.’ I feel lucky that I get to place like this. There was always either trouble or you just had people you just didn’t care about the place. So, that’s why, to me, this place is like a blessing.

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Old Colony
$60.1 Million HIT Investment
Boston, MA

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Jim Slover
Sheet Metal Workers, Local 19, Philadelphia, PA

Jim Slover:
I’m very proud to be working on a LEED-certified job with AFL-CIO money. It means a real lot to the people in the city of Philadelphia and the economy to help keep us going. We really need the work right now, and we really appreciate the money. Thank you.

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Eddie Osborne
Dir. of Government Affairs, Laborers Intl., Eastern Region, Newark Resident

Eddie Osborne: The union does so much. Then you see them give back to the community, and give back to projects. To me, there’s no other way to build. I got friends that’ve been working here since day one…and for people to drive through the community and see people that are from the community working on these projects, this is how you build a great community. You want to help crime in Newark? Let us get some of these young people off of these corners – get them in the trade unions. Let them start working on a career. It’s a future for them. There won’t be so much hopelessness out here.

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Joe Nigro
President, Sheet Metal Workers International Association

Joe Nigro: To have a situation where we can invest our money in creating jobs for our own people, during tough times with no jobs available is certainly an asset for us.

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Gary LaBarbera
President, Greater New York B.C.T.C.

Gary LaBarbera: The issue here really is very, very simple and very clear. There is tremendous power in our pension funds. We to use the power of our pension money, not only to put our members to work and create more hours for our funds, but ultimately to be able to have an environment where our members can live affordably in good, stable units and communities.

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James Boland
President, International Union of Bricklayers and Allied Craftworkers, HIT Trustee

James Boland: The AFL-CIO Housing Investment Trust finances union projects, creates union jobs all across the country, and helps us maintain our market share and put our members to work.

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Frank Sirianni
President, Pennsylvania State B.C.T.C.

Frank Sirianni: The Pennsylvania State Building Trades Council is proud and honored to have a relationship with the AFL-CIO Housing Investment Trust, and it has put hundreds and hundreds of workers back to work in Pennsylvania. Putting that money back into our pension funds and back into the economy and into the households of the families in the union construction trades in Pennsylvania, has been a windfall for us.

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Steve Coyle
CEO, AFL-CIO Housing Investment Trust

Steve Coyle: The Housing Investment Trust and the Building Trades have been partners for decades. Together, we have helped put people back to work, on-site, across the country. We have a new goal: to put 25,000 people to work by the end of 2015. With your investment capital and our work, we can achieve that goal. Let’s keep our partnership working for America and for the men and women of the Building Trades. Thank you.

Text:
AFL-CIO Housing Investment Trust ©2014
Produced by
Maria Truitt
IBEW Local 1200, OPEIU Local 2

Text and Voiceover:

Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s prospectus. To obtain a prospectus, call the HIT at (202) 331 – 8055 or visit the HIT’s website at www.aflcio-hit.com.

AFL-CIO Housing Investment Trust
2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037
Phone (202)331-8055 Fax (202)331-8190
www.aflcio-hit.com